UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

BRAMSHILL INCOME

PERFORMANCE FUND

INSTITUTIONAL CLASS (BRMSX )

SEMI - ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Bramshill Income Performance Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.bramshillfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-877-BRAMS18.

Bramshill Income Performance Fund

EXPENSE EXAMPLE

September 30, 2019 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Institutional Class
Actual Fund Return	$1,000.00	$1,020.90	$6.13
Hypothetical 5% Return	1,000.00	1,019.00	6.12

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2019 (Unaudited)

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS ― 11.5%
	BROADCASE SERVICE/PROGRAM ― 0.9%
	Diamond Sports Group LLC / Diamond Sports Finance Co. (1)
$4,188,000	5.375%, 8/15/2026	$4,355,520

	BUILDINGS ― 0.5%
	PulteGroup, Inc.
2,292,000	6.000%, 2/15/2035	2,452,440

	E-COMMERCE/SERVICES ― 1.4%
	Uber Technologies, Inc. (1)
7,062,000	7.500%, 11/1/2023	7,132,620

	ENERGY ― 1.0%
	Occidental Petroleum Corp.
10,237,000	4.637%, 10/10/2036 (4)	5,072,177

	ENTERTAINMENT ― 0.4%
	International Game Technology PLC (1)
1,745,000	6.250%, 2/15/2022	1,850,167

	FINANCE AND INSURANCE ― 1.3%
	Lincoln National Corp.
3,000,000	4.481% (3 month U.S. LIBOR +2.358%) (5), 5/17/2066	2,435,490
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (1)
4,004,000	4.875%, 4/15/2045	4,194,157
		6,629,647
	LODGING ― 1.6%
	Marriott Ownership Resorts, Inc. (1)
5,353,000	4.750%, 1/15/2028	5,419,912
	Wyndham Destinations, Inc.
2,664,000	5.750%, 4/1/2027	2,887,110
		8,307,022
	MANUFACTURING ― 4.4%
	Ford Motor Credit Co LLC
8,865,000	5.085%, 1/7/2021	9,093,557
	General Motors Co.
12,816,000	3.034% (3 month U.S. LIBOR +0.900%) (5), 9/10/2021	12,807,939
	Newell Brands, Inc.
655,000	3.150%, 4/1/2021	655,046
		22,556,542
	TOTAL CORPORATE BONDS
	(Cost $56,807,652)	58,356,135

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT NOTES ― 29.6%
	United States Treasury Notes
$54,110,000	3.375%, 11/15/2019	$54,196,397
48,682,000	1.375%, 12/15/2019 (6)	48,631,606
47,320,000	3.625%, 2/15/2020	47,613,902

	TOTAL U.S. GOVERNMENT NOTES
	(Cost $150,407,126)	150,441,905

Number of Shares		Value
	CLOSED-END FUNDS ― 8.6%
502,562	BlackRock Corporate High Yield Fund, Inc.	5,402,542
23,728	BlackRock Credit Allocation Income Trust	323,175
125,377	BlackRock Debt Strategies Fund, Inc.	1,347,803
32,478	BlackRock Limited Duration Income Trust	507,631
109,411	BlackRock Municipal Income Trust	1,544,883
385,140	BlackRock MuniVest Fund, Inc.	3,543,288
26,660	First Trust High Income Long/Short Fund	404,166
290,885	Invesco Municipal Opportunity Trust	3,638,971
88,936	Invesco Municipal Trust	1,121,483
1,178,620	Invesco Senior Income Trust	4,950,204
1,328,159	Nuveen Credit Strategies Income Fund	9,934,630
101,273	Nuveen Quality Municipal Income Fund	1,454,280
196,838	Wells Fargo Income Opportunities Fund	1,621,945
87,264	Western Asset High Income Fund II Inc.	591,650
1,300,725	Western Asset High Income Opportunity Fund, Inc.	6,568,661
33,256	Western Asset High Yield Defined Opportunity Fund Inc.	504,161

	TOTAL CLOSED-END FUNDS
	(Cost $43,710,208)	43,459,473

	EXCHANGE TRADED FUNDS ― 5.8%
837,578	Invesco CEF Income Composite ETF	18,937,638
277,896	iShares Preferred & Income Securities ETF	10,429,437

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $28,761,386)	29,367,075

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Number of Shares/Units		Value
	PREFERRED STOCKS ― 38.7%
	BANKS ― 5.0%
	Citizens Financial Group, Inc. Depositary Shares
6,734	5.500% (effective 4/6/2020, 3 month U.S. LIBOR + 3.960%) (2), 4/6/2020 (3)	$6,785,885
	GMAC Capital Trust I
217,692	8.125% (3 month U.S. LIBOR +5.785%) (5), 2/15/2040	5,705,707
	Valley National Bancorp
85,114	5.500% (effective 9/30/2022, 3 month U.S. LIBOR + 3.578%) (2), 9/30/2022 (3)	2,198,495
	Wells Fargo & Co. Depositary Shares
10,397	5.889% (3 month U.S. LIBOR +3.770%) (2), 12/15/2019 (3)	10,539,959
		25,230,046
	DIVERSIFIED BANKING INSTITUTIONAL ― 7.3%
	Bank of America Corp.
13,944	6.500%, 1/27/2020 (3)	350,971
9,538	6.200%, 1/29/2021 (3)	246,557
9,893	6.000%, 4/25/2021 (3)	255,932
	Bank of America Corp. Depositary Shares
6,798	5.125% (effective 6/20/2024, 3 month U.S. LIBOR + 3.292%) (2), 6/20/2024 (3)	7,035,930
	Citigroup, Inc. Depositary Shares
18,271	5.875% (effective 3/27/2020, 3 month U.S. LIBOR + 4.059%) (2), 3/27/2020 (3)	18,437,175
5,062	5.950% (effective 8/15/2020, 3 month U.S. LIBOR + 4.095%) (2), 8/15/2020 (3)	5,169,795
	JPMorgan Chase & Co. Depositary Shares
5,650	5.736% (3 month U.S. LIBOR +3.470%) (5), 10/30/2019 (3)	5,685,070
		37,181,430
	FINANCE - INVESTMENT BANKER/BROKER ― 7.6%
	Goldman Sachs Group, Inc. Depositary Shares
21,831	5.375% (effective 5/10/2020, 3 month U.S. LIBOR + 3.922%) (2), 5/10/2020 (3)	22,090,461
1,056	5.500% (effective 8/10/2024, 5 Year TNCMR + 3.623%) (2), 8/10/2024 (3)	1,110,120
	Morgan Stanley Depositary Shares
15,028	5.550% (effective 7/15/2020, 3 month U.S. LIBOR + 3.810%) (2), 7/15/2020 (3)	15,239,594
		38,440,175
	FINANCE AND INSURANCE ― 3.9%
	AllianzGI Convertible & Income Fund
147,786	5.625%, 9/20/2023 (3)	3,883,816
	Allstate Corp. (The)
92,879	6.625%, 10/15/2019 (3)	2,318,260
	Hartford Financial Services Group, Inc. (The) (7)
203,427	7.875% (effective 4/15/2022, 3 month U.S. LIBOR +5.596%) (2), 4/15/2042	5,931,931
	MetLife, Inc. Depositary Shares
7,120	5.250% (effective 6/15/2020, 3 month U.S. LIBOR + 3.575%) (2), 6/15/2020 (3)	7,213,450
	PartnerRe Ltd.
17,294	7.250%, 4/29/2021 (3)	468,840
		19,816,297

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Number of Shares/Units		Value
	PREFERRED STOCKS (Continued)
	INVESTMENT COMPANIES ― 4.7%
	Apollo Global Management, Inc.
100,876	6.375%, 3/15/2022 (3)	$2,694,398
	Ares Management Corp.
392,288	7.000%, 6/30/2021 (3)	10,599,622
	Oaktree Capital Group LLC
42,060	6.625%, 6/15/2023 (3)	1,128,049
265,208	6.550%, 9/15/2023 (3)	7,081,054
	Stifel Financial Corp.
95,501	5.200%, 10/15/2047	2,504,991
		24,008,114
	PIPELINES ― 3.9%
	Energy Transfer Operating LP
493,999	7.600% (effective 5/15/2024, 3 month U.S. LIBOR + 5.161%) (2), 5/15/2024 (3)	12,517,935
	MPLX LP Depositary Shares
7,491	6.875% (effective 2/15/2023, 3 month U.S. LIBOR + 4.652%) (2), 2/15/2023 (3)	7,500,738
		20,018,673
	REAL ESTATE INVESTMENT TRUST ― 2.5%
	Annaly Capital Management, Inc.
344,752	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (2), 6/30/2024 (3)	8,904,944
	Kimco Realty Corp.
135,838	5.250%, 12/20/2022 (3)	3,511,413
		12,416,357
	UTILITIES ― 3.8%
	Duke Energy Corp.
162,614	5.750%, 6/15/2024 (3)	4,493,025
	Duke Energy Corp. Depositary Shares
4,272	4.875% (effective 9/16/2024, 5 Year TNCMR + 3.388%) (2), 9/16/2024 (3)	4,385,742
	Entergy Arkansas LLC
113,498	4.900%, 12/1/2052	3,121,195
18,954	4.750%, 6/1/2063	483,137
28,713	4.875%, 9/1/2066	759,746
	Entergy Louisiana LLC
9,335	4.700%, 6/1/2063	238,789
	Entergy Mississippi LLC
875	4.900%, 10/1/2066	23,931
	National Rural Utilities Cooperative Finance Corp.
212,669	5.500%, 5/15/2064	5,833,511
		19,339,076
	TOTAL PREFERRED STOCKS
	(Cost $191,607,758)	196,450,168

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM
	SECURITIES LENDING ― 0.1%

606,029	First American Government Obligations Fund, Class Z, 1.83% (8)	$606,029
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
	SECURITIES LENDING
	(Cost $606,029)	606,029

	TOTAL INVESTMENTS ― 94.3%
	(Cost $471,900,159)	478,680,785
	Other Assets in Excess of Liabilities ― 5.7%	28,678,580
	TOTAL NET ASSETS ― 100.0%	$507,359,365

Floating Rate definitions:

LIBOR - London Inter-Bank Offered Rate

TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the advisor.
(2)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(3)	Callable at any dividend payment on or after date disclosed.
(4)	Zero coupon bond. Rate shown is yield to maturity of the position.
(5)	Variable Rate security. Rates disclosed as of September 30, 2019.
(6)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(7)	All or a portion of this security is on loan.
(8)	Seven-day yield as of September 30, 2019.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019 (Unaudited)

Assets:
Investments in securities at value (cost $471,900,159)*	$478,680,785
Cash	39,192,191
Deposits with broker for futures contracts	2,595,001
Receivables:
Investment securities sold	1,225,256
Fund shares sold	1,913,741
Dividends and interest	3,402,346
Securities lending income	6,298
Prepaid expenses	24,126
Total assets	527,039,744

Liabilities:
Payables:
Investment securities purchased	11,751,194
Fund shares redeemed	391,441
Collateral on securities loaned	606,029
Distributions to shareholders	127,996
Due to broker	6,268,577
Due to Investment Adviser	366,983
Due to trustees	127
Accrued other expenses and other liabilities	168,032
Total liabilities	19,680,379

Net Assets	$507,359,365

Components of Net Assets:
Paid-in capital	$509,538,350
Total accumulated deficit	(2,178,985)
Net Assets	$507,359,365

Institutional Class:
Net Assets	$507,359,365
Shares Outstanding (unlimited number of shares authorized, no par value)	50,704,933

Net Asset Value, Redemption Price and Offering Price Per Share	$10.01

*	Includes loaned securities with market value totaling $584,191.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income:
Dividend income	$4,640,812
Interest income	5,823,867
Income from securities lending	43,309
Total investment income	10,507,988

Expenses:
Advisory fees (Note 3)	1,958,067
Investment Interest Expense	253,952
Service fees	171,657
Administration and fund accounting fees (Note 3)	156,956
Transfer agent fees and expenses (Note 3)	46,625
Registration fees	27,246
Custody fees (Note 3)	25,362
Legal fees	17,532
Shareholder reporting fees	10,062
Audit fees	9,986
Compliance fees (Note 3)	6,696
Trustees’ fees (Note 3)	5,856
Miscellaneous expenses	5,038
Insurance expenses	2,858

Total expenses	2,697,893
Plus: Expenses recouped by the Adviser (Note 3)	90,028
Net expenses	2,787,921
Net investment income	7,720,067

Realized and Unrealized Gain on Investments
Net realized gain/(loss) on:
Investments	(1,267,612)
Futures contracts	(795,960)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,444,507
Futures contracts	852,293
Net realized and unrealized gain on investments	1,233,228

Net increase in Net Assets Resulting from Operations	$8,953,295

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Operations:
Net investment income	$7,720,067	$9,754,507
Net realized loss on investments and futures contracts	(2,063,572)	(170,626)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	3,296,800	6,365,572
Net increase in net assets resulting from operations	8,953,295	15,949,453

Distributions to shareholders:
Net dividends and distributions to shareholders	(7,817,765)	(10,032,134)
Total distributions to shareholders	(7,817,765)	(10,032,134)

Capital Transactions:
Proceeds from shares sold	146,547,738	288,942,156
Reinvestment of distributions	7,117,010	9,136,449
Cost of shares repurchased	(49,007,254)	(93,925,011)
Net increase in net assets from capital transactions	104,657,494	204,153,594
Total Increase in Net Assets	105,793,024	210,070,913

Net Assets:
Beginning of period	401,566,341	191,495,428
End of period	$507,359,365	$401,566,341

Capital Share Transactions:
Shares sold	14,608,628	29,318,759
Shares reinvested	710,687	928,538
Shares repurchased	(4,887,381)	(9,605,546)
Net increase in shares outstanding	10,431,934	20,641,751

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

FINANCIAL HIGHLIGHTS
Institutional Class

For a capital share outstanding throughout each period presented

	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period April 11, 2016* through March 31, 2017
Net Asset Value, Beginning of Period	$9.97		$9.75	$10.24	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.17		0.37	0.35	0.22
Net realized and unrealized gain (loss) on investments	0.04		0.23	(0.43)	0.24
Total Income (Loss) from Investment Operations	0.21		0.60	(0.08)	0.46

LESS DISTRIBUTIONS:
Net investment income	(0.17)		(0.38)	(0.36)	(0.17)
Net realized gain on investments	—		—	(0.05)	(0.05)
Total Distributions	(0.17)		(0.38)	(0.41)	(0.22)

Net Asset Value, End of Period	$10.01		$9.97	$9.75	$10.24

Total Return	2.09%		6.24%	(0.85%) (4)	4.63	%(2)(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$507,359		$401,566	$191,495	$140,624
Ratio of expenses to average net assets
Before fees waived/recouped by the Adviser (5)	1.17	% (3)	1.10%	1.12%	1.26	%(3)
After fees waived/recouped by the Adviser (5)	1.21	% (3)	1.10%	1.10%	1.10	%(3)
Ratio of net investment income to average net assets
Before fees waived/recouped by the Adviser (6)	3.38	% (3)	3.76%	3.55%	2.05	%(3)
After fees waived/recouped by the Adviser (6)	3.34	% (3)	3.76%	3.57%	2.20	%(3)
Portfolio turnover rate	56	% (2)	131%	130%	243	%(2)

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	The ratios of expenses to average net assets include interest expenses. For the period ended September 30, 2019, excluding interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Adviser was 1.06%. Excluding interest expenses,the ratio of expenses to average net assets after fees waived/recouped by the Adviser was 1.10%.
(6)	The ratios of net investment income to average net assets include interest expenses. For the period ended September 30, 2019, excluding interest expenses, the ratio of net investment income to average net assets before fees waived/recouped by the Adviser was 3.27%. Excluding interest expenses, the ratio of net investment income to average net assets after fees waived/recouped by the Adviser was 3.23%.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited)

Note 1 – Organization

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was April 11, 2016. The investment objective of the Fund is to maximize total return.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$58,356,135	$—	$58,356,135
U.S. Government Notes	150,441,905	—	—	150,441,905
Closed-End Funds	43,459,473	—	—	43,459,473
Exchange Traded Funds	29,367,075	—	—	29,367,075
Preferred Stocks	85,256,249	111,193,919	—	196,450,168
Investments Purchased with Proceeds from Securities Lending	606,029	—	—	606,029
Total	$309,130,731	$169,550,054	$—	$478,680,785

See the Schedule of Investments for further detail of investment classifications.

(b) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of September 30, 2019, the tax years ended March 31, 2019, March 31, 2018 and the tax period ended March 31, 2017 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2019, the Fund had restricted securities, all of which were Rule 144A securities, with a market value of $22,952,376 or 4.5% of the Fund’s net assets.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2019, the Fund held $38,942,191 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $2,345,001 as deposits with broker at Wells Fargo Securities, LLC that exceeded the FDIC insurance limit.

(f) Restricted Cash – Deposits with Broker – At September 30, 2019, the Fund had $2,595,001 deposited at Wells Fargo Securities, LLC for collateral on open futures positions as reflected on the Statement of Assets and Liabilities.

(g) Futures contracts – The Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty and may be more volatile than those of other instruments. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. During the six months ended September 30, 2019, the average notional amount of futures held by the Fund was ($3,860,609).

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited) (Continued)

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the Fund’s unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2019:

Amount of Realized Loss on Derivatives
Risk Exposure Category	Futures Contracts
Interest rate	$(795,960)
Total	$(795,960)

Change in Unrealized Gain on Derivatives
Risk Exposure Category	Futures Contracts
Interest rate	$852,293
Total	$852,293

 (h)       Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Fund incurred $1,958,067 for Advisory fees and waived $0 during the period ended September 30, 2019.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Adviser has recaptured $90,028 of previously waived expenses as economies of scale were realized during the six months ended September 30, 2019.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Year waived/reimbursed	Amount	Expiration
2017	$12,292	March 31, 2020
2018	49,227	March 31, 2021
2019	20,694	March 31, 2022
	$82,213

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2019, the Fund incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

Administration and fund accounting	$156,956
Custody	$25,362
Transfer Agency	$46,625
Compliance	$6,696

At September 30, 2019, the Fund had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

Administration and fund accounting	$56,853
Custody	$15,372
Transfer Agency	$9,030
Compliance	$1,610

The above payable amounts are included in Accrued other expenses in the Statement of Assets and Liabilities.

The Independent Trustees were paid $5,856 for their services and reimbursement of travel expenses during the period ended September 30, 2019. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited) (Continued)

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2019, were as follows:

Purchases	$212,690,852
Sales	$177,619,635

Note 5 – Federal Income Tax Information

At March 31, 2019, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$374,299,577
Gross Unrealized Appreciation	7,802,478
Gross Unrealized Depreciation	(4,016,483)
Net Unrealized Appreciation on Investments	$3,785,995

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, market-to-market on open futures contracts, and basis adjustments on investments in limited partnerships.

The tax character of distributions paid during the six months ended September 30, 2019 and the year ended March 31, 2019 were as follows:

	Period Ended	Year Ended
Distributions Paid From:	September 30, 2019	March 31, 2019
Ordinary Income	$7,817,765	$10,032,134
Total Distributions Paid	$7,817,765	$10,032,134

As of March 31, 2019, the components of accumulated deficit were as follows:

Undistributed Ordinary Income	$249,517
Undistributed Long-term Capital Gains	—
Accumulated Earnings	249,517
Other accumulated gain/(loss)	(7,350,027)
Unrealized Appreciation (Depreciation)	3,785,995
Total Accumulated Earnings (Deficit)	$(3,314,515)

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited) (Continued)

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2019, the Fund had no late-year or post-October losses.

At March 31, 2019, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration

Short-Term	Long-Term	Total
$ 4,095,917	$ 3,254,110	$ 7,350,027

Note 6 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7 – Line of Credit

The Fund has access to a $25 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended September 30, 2019, the Fund did not draw on this line of credit.

Note 8 – Securities Lending

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.

Bramshill Income Performance Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited) (Continued)

The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand as reflected in the Schedule of Investments.

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

As of September 30, 2019, the Fund had equity securities on loan with a market value of $584,191 and collateral value of $606,029 which are presented Gross on the Statement of Assets and Liabilities. The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.

The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Note 9 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distributions
10/30/2019	10/31/2019	$ 0.02423

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Note 10 – New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

Bramshill Income Performance Fund

ADDITIONAL INFORMATION
September 30, 2019 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877-BRAMS18 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on August 13 and 14, 2019, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Bramshill Investments, LLC (“Bramshill” or the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Bramshill, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between Bramshill and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had met with the Adviser telephonically to discuss fund performance, and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Bramshill had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Bramshill Income Performance Fund

ADDITIONAL INFORMATION
September 30, 2019 (Unaudited) (Continued)

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that, although the Fund had underperformed relative to its peer median and average for the three-year period as of June 30, 2019, it had outperformed its peer group for the one-year and year-to-date- periods. Similarly, while the Fund had underperformed relative to its benchmark index for the one-year period as of June 30, 2019, it had outperformed for the three-year and since inception periods. The Board also noted that the Fund had slightly underperformed relative to the Adviser’s composite for the one- and three-year periods. The Board noted that the Fund had only slightly more than three years of performance results.

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes. The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were well within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Bramshill were fair and reasonable.

●	The Trustees considered Bramshill’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved. The Board also considered the Adviser’s commitment to maintain its cap on Fund expenses and its plans to enhance the firm’s operations and capabilities through reinvestment in its business. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of Bramshill from managing the Fund. In assessing Bramshill’s profitability, the Trustees reviewed Bramshill’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Bramshill from managing the Fund. The Trustees concluded that Bramshill’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Bramshill appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Bramshill Investments, LLC

411 Hackensack Avenue, 9th Floor

Hackensack, NJ 07601

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports
Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date December 5, 2019

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date December 5, 2019